Financial Assets at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2023
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial Assets at Fair Value Through Profit or Loss
15.
Financial assets at fair value through profit or loss
(a)
Classification of financial assets at fair value through profit or loss

Financial assets include the following:

	2023	2022
Debt instruments	—	1,295
Bonds issued by the Treasury department of Argentina (i)	104,387	—
Total	104,387	1,295

For 2023 and 2022, debt instruments are investments in quoted debt securities.

(i) Corresponds to the acquisition of locally issued Argentinian federal government bonds which approximately, 88% of the total amount refers to bonds TV24 which are U.S. Dollar linked with a coupon rate of 0.4% and a maturity date of April 2024. The Group also acquired bonds TDG24 and TDE25. Both bonds are dual bonds, which are linked by U.S. Dollar and CER index (Stabilization Reference Coeficient adjusted by inflation) with an annual coupon rate of 3.25%. The maturity date of these bonds are April 2024 and January 2025, for TDG24 and TDE25, respectively.

(b)
Amounts recognized in profit or loss

Information about the Group’s impact on profit or loss of bonds is discussed in Note 11: Other Results

(c)
Risk exposure and fair value measurements

Information about the Group’s exposure to price risk is discussed in Note 30: Financial risk management.